Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events

(15) Subsequent Events

TMCL IV Secured Debt Facility

On February 4, 2015, TMCL IV entered into an amendment of the TMCL IV Secured Debt Facility which extended the Conversion Date to February 2, 2018, lowered the interest rate to LIBOR plus 1.95%, payable in arrears, during the revolving period prior to the Conversion Date. The amendment also lowered the commitment fee, which is payable in arrears, to 0.485% on the unused portion of the TMCL IV Secured Debt Facility if total borrowings under the TMCL IV Secured Credit Facility are less than 50% of the total commitment; otherwise, the commitment fee is 0.40%.

Derivative Instruments

During January 2015, the Company entered into an interest rate swap contract with a bank, with a fixed rate of 1.27% per annum, an amortizing notional amount with initial notional amount of $60,000 and a term from January 15, 2015 to January 15, 2020.

During January 2015, the Company entered into an interest rate cap contract with a bank, which caps one-month LIBOR at 3.17% per annum, in non-amortizing notional amount of $50,000 and a term from January 15, 2015 to April 15, 2015.

During January 2015, the Company entered into an interest rate cap contract with a bank, which caps one-month LIBOR at 3.17% per annum, in non-amortizing notional amount of $25,000 and a term from January 20, 2015 to July 20, 2015.

During January 2015, the Company entered into an interest rate collar contract with a bank, which caps one-month LIBOR at 1.70% per annum and sets a floor for one-month LIBOR at 1.20% per annum, in initial amortizing notional amount of $13,983 and a term from January 29, 2015 to February 15, 2023.

During January 2015, the Company entered into an interest rate collar contract with a bank, which caps one-month LIBOR at 1.73% per annum and sets a floor for one-month LIBOR at 1.23% per annum, in initial amortizing notional amount of $5,929 and a term from February 26, 2015 to March 15, 2023.

During February 2015, the Company entered into an interest rate cap contract with a bank, which caps one-month LIBOR at 3.17% per annum, in non-amortizing notional amount of $280,000 and a term from February 17, 2015 to May 15, 2015.

During February 2015, the Company entered into an interest rate cap contract with a bank, which caps one-month LIBOR at 3.17% per annum, in non-amortizing notional amount of $140,000 and a term from February 17, 2015 to May 15, 2015.

During March 2015, the Company entered into an interest rate cap contract with a bank, which caps one-month LIBOR at 3.27% per annum, in non-amortizing notional amount of $70,000 and a term from March 31, 2015 to September 30, 2015.

Dividend

On February 9, 2015, the Company’s board of directors approved and declared a quarterly cash dividend of $0.47 per share on the Company’s issued and outstanding common shares, payable on March 10, 2015 to shareholders of record as of February 27, 2016.